Income Taxes (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Provision for Income Taxes
Provision for Income Taxes

(Canadian $ in millions)	2023	2022
Consolidated Statement of Income
Current
Provision for income taxes for the current period	2,220	3,889
Adjustments for prior periods	(2)	(15)
Deferred
Origination and reversal of temporary differences	(711)	475
Effect of changes in tax rates	(21)	–
	1,486	4,349
Other Comprehensive Income and Equity
Income tax expense (recovery) related to:
Unrealized (losses) on FVOCI debt securities	(35)	(182)
Reclassification to earnings of (gains) on FVOCI debt securities	(11)	(5)
(Losses) on derivatives designated as cash flow hedges	(576)	(1,794)
Reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges	366	(114)
Unrealized (losses) on hedges of net foreign operations	(90)	(124)
Gains on remeasurement of pension and other employee future benefit plans	24	239
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(103)	465
Unrealized gains on FVOCI equity securities	–	1
Share-based compensation	4	5
	(421)	(1,509)
Total provision for income taxes	1,065	2,840

Components of Total Provision for Income Taxes (Canadian $ in millions)	2023	2022
Canada: Current taxes
Federal	509	1,178
Provincial	278	672
	787	1,850
Canada: Deferred taxes
Federal	(491)	148
Provincial	(269)	85
	(760)	233
Total Canadian	27	2,083
Foreign: Current taxes	933	953
Deferred taxes	105	(196)
Total foreign	1,038	757
Total provision for income taxes	1,065	2,840

Summary of Reconciliation of Effective Tax Rates
Reconciliation to Statutory Tax Rate
Set out below is a reconciliation of our statutory tax rates and income taxes that would be payable at these rates to the effective tax rates and provision for income taxes that we have recorded in our Consolidated Statement of Income:

(Canadian $ in millions, except as noted)	2023		2022
Combined Canadian federal and provincial income taxes at the statutory tax rate	1,630	27.8%	4,757	26.6%
Increase (decrease) resulting from:
Tax-exempt income from securities	(265)	(4.5)	(200)	(1.1)
Foreign operations subject to different tax rates	(233)	(4.0)	(160)	(0.9)
Income attributable to investments in associates and joint ventures	(31)	(0.5)	(57)	(0.3)
Net impact of certain Canadian tax measures	371	6.3	–	–
Other	14	0.2	9	–
Provision for income taxes in our Consolidated Statement of Income and effective tax rate	1,486	25.3%	4,349	24.3%

Summary of Components of Deferred Income Tax Balances
Components of Deferred Tax Balances

(Canadian $ in millions)
Deferred Tax Asset (Liability)	Net asset, November 1, 2022	Bank of the West acquisition	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2023

Allowance for credit losses	605	96	182	–	10	893
Employee future benefits	256	–	21	(14)	1	264
Deferred compensation benefits	708	115	(50)	–	10	783
Other comprehensive income	573	–	–	(51)	–	522
Premises and equipment	(460)	(179)	375	–	(8)	(272)
Pension benefits	(370)	25	(41)	(9)	–	(395)
Goodwill and intangible assets	(244)	(767)	134	–	(36)	(913)
Securities	142	1,086	(286)	–	45	987
Other	(137)	897 (1)	397 (2)	(3)	42	1,196
Net deferred tax assets (liabilities)	1,073	1,273	732	(77)	64	3,065
Comprising
Deferred tax assets	1,175					3,081
Deferred tax liabilities	(102)					(16)
Net deferred tax assets (liabilities)	1,073	–	–	–	–	3,065

(Canadian $ in millions)
Deferred Tax Asset (Liability)	Net asset, November 1, 2021		Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2022
Allowance for credit losses	651		(52)	–	6	605
Employee future benefits	330		(10)	(65)	1	256
Deferred compensation benefits	685		18	–	5	708
Other comprehensive income	(108)		(1)	682	–	573
Premises and equipment	(400)		(59)	–	(1)	(460)
Pension benefits	(148)		(47)	(174)	(1)	(370)
Goodwill and intangible assets	(241)		1	–	(4)	(244)
Securities	(51)		193	–	–	142
Other (3)	377		(518)	(5)	9	(137)
Net deferred tax assets (liabilities)	1,095		(475)	438	15	1,073
Comprising
Deferred tax assets	1,287					1,175
Deferred tax liabilities	(192)					(102)
Net deferred tax assets (liabilities)	1,095		–	–	–	1,073

(1)	Includes the tax impact of deferred revenue and purchase accounting adjustments in connection with our acquisition of Bank of the West.
(2)
Includes the tax impact of interest rate swaps and securities we purchased to mitigate the impact of changes in interest rates in our acquisition of Bank of the West (refer to Note 10 for additional details) and the tax impact of leasing assets.

(3)
Includes the tax impact of the interest rate swaps and securities we purchased to mitigate the impact of changes in interest rates on our acquisition of Bank of the West (refer to Note 10 for additional details) and the tax impact of the legal provision recorded in relation to the lawsuit described in Note 24.